SSgA FUNDS
                                  909 A STREET
                                TACOMA, WA 98402
                                  206-627-7001
                                FAX 206-596-3286



June 6, 1997                                         VIA ELECTRONIC DELIVERY



Securities and Exchange Commission
450 - 5th Street N.W.
Judiciary Plaza
Washington, D.C.  20549

RE:    SSgA Funds
       Rule 497(j) Certification to
       Post-Effective Amendment No. 41 Under the 1933 Act
       File No. 33-19229
                811-5430

Ladies and Gentlemen:

I serve as Legal Counsel to SSgA Funds (the "Investment Company"). I also serve as an officer of the Investment Company. I serve in similar capacities with the Investment Company's administrator, Frank Russell Investment Management Company, and other affiliated companies.

As Legal Counsel, I have reviewed the Investment Company's Post-Effective Amendment No. 41 to the Investment Company's Registration Statement. I hereby certify that the form of prospectus and Statement of Additional Information which would have been filed pursuant to Paragraph (c) of Rule 497 does not differ from that contained in the Post-Effective Amendment No. 41 and is therefore eligible for filing pursuant to Paragraph (j) of Rule 497. I further certify that the text of Post-Effective Amendment No. 41 was filed electronically with the Securities and Exchange Commission under Paragraph (b) of Rule 485 of the Securities Act of 1933 on June 2, 1997.

Very truly yours,

/s/ Deedra S. Walkey

Deedra S. Walkey
Assistant Secretary and
Associate General Counsel